Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the Company. “Compensation Actually Paid” is calculated in accordance with SEC rules and does not reflect the actual amount of compensation earned or paid during the applicable year. For information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for Anthony G. Capuano ($)(1)	Summary Compensation Table Total for Arne M. Sorenson($)(1)	Compensation Actually Paid to Anthony G. Capuano($)(2)(3)	Compensation Actually Paid to Arne M. Sorenson ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Millions) ($)	Adjusted EBITDA (Millions) ($)(7)
							Marriott Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)
2023	22,664,045	N/A	55,505,310	N/A	5,614,105	13,472,702	152.02	111.92	3,083	4,656
2022	18,715,093	N/A	18,024,813	N/A	6,347,929	5,522,019	99.32	67.29	2,358	3,853
2021	18,391,882	12,278,151	24,543,932	12,783,673	8,828,835	12,123,239	109.56	88.83	1,099	2,278
2020	N/A	8,926,356	N/A	5,466,550	4,168,088	3,197,807	87.47	74.12	(267)	1,147
(1)
Mr. Capuano became the Company’s CEO in February 2021 after the passing of Mr. Sorenson. The amount reported as the Summary Compensation Table Total for Mr. Capuano in 2022, and as a result the Compensation Actually Paid to Mr. Capuano, have been corrected as discussed in the footnotes to the Summary Compensation Table.

(2)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date except for adjusting for expected performance of PSUs at each measurement date.

(3)	In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table Total to determine the Compensation Actually Paid for 2023:
	PEO($)	Non-PEO NEOs Average($)
Summary Compensation Table Total	22,664,045	5,614,105
Less, value of Stock Awards and SAR Awards reported in Summary Compensation Table	(14,682,678)	(3,119,601)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	20,868,559	4,454,581
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	24,436,802	5,537,691
Plus, change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	2,218,582	985,926
Compensation Actually Paid	55,505,310	13,472,702
(4)
Non-PEO NEOs include the following for 2023: Ms. Oberg, Mr. Brown, Mr. Breland, and Ms. Reiss. Non-PEO NEOs include the following for 2021 and 2022: Stephanie Linnartz, our former President, Ms. Oberg, Craig Smith, our former Group President, International, and Mr. Brown. Non-PEO NEOs include the following for 2020: Mr. Capuano, David Grissen, our former Group President, the Americas, Ms. Linnartz and Ms. Oberg.

(6)	The peer group used for this purpose is Standard & Poor’s Hotels, Resorts & Cruise Lines Index.
(7)
Adjusted EBITDA under the Annual Incentive Plan is calculated in the same manner as the non-GAAP measure that Marriott reports to investors as Adjusted EBITDA (as described in Exhibit A), subject to certain additional adjustments, if applicable for such year as detailed within the “Compensation Discussion and Analysis – Annual Incentives” above.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Capuano became the Company’s CEO in February 2021 after the passing of Mr. Sorenson. The amount reported as the Summary Compensation Table Total for Mr. Capuano in 2022, and as a result the Compensation Actually Paid to Mr. Capuano, have been corrected as discussed in the footnotes to the Summary Compensation Table.

(4)
Non-PEO NEOs include the following for 2023: Ms. Oberg, Mr. Brown, Mr. Breland, and Ms. Reiss. Non-PEO NEOs include the following for 2021 and 2022: Stephanie Linnartz, our former President, Ms. Oberg, Craig Smith, our former Group President, International, and Mr. Brown. Non-PEO NEOs include the following for 2020: Mr. Capuano, David Grissen, our former Group President, the Americas, Ms. Linnartz and Ms. Oberg.

Peer Group Issuers, Footnote
(6)	The peer group used for this purpose is Standard & Poor’s Hotels, Resorts & Cruise Lines Index.

Adjustment To PEO Compensation, Footnote
(3)	In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table Total to determine the Compensation Actually Paid for 2023:
	PEO($)	Non-PEO NEOs Average($)
Summary Compensation Table Total	22,664,045	5,614,105
Less, value of Stock Awards and SAR Awards reported in Summary Compensation Table	(14,682,678)	(3,119,601)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	20,868,559	4,454,581
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	24,436,802	5,537,691
Plus, change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	2,218,582	985,926
Compensation Actually Paid	55,505,310	13,472,702

Non-PEO NEO Average Total Compensation Amount			$ 5,614,105	$ 6,347,929	$ 8,828,835	$ 4,168,088
Non-PEO NEO Average Compensation Actually Paid Amount			$ 13,472,702	5,522,019	12,123,239	3,197,807
Adjustment to Non-PEO NEO Compensation Footnote
(3)	In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table Total to determine the Compensation Actually Paid for 2023:
	PEO($)	Non-PEO NEOs Average($)
Summary Compensation Table Total	22,664,045	5,614,105
Less, value of Stock Awards and SAR Awards reported in Summary Compensation Table	(14,682,678)	(3,119,601)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	20,868,559	4,454,581
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	24,436,802	5,537,691
Plus, change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	2,218,582	985,926
Compensation Actually Paid	55,505,310	13,472,702

Compensation Actually Paid vs. Total Shareholder Return
Relationships Between Compensation Actually Paid and TSR, Net Income and Adjusted EBITDA
In accordance with SEC rules, the Company is providing the following depictions of the relationships between information presented in the Pay Versus Performance table.
Pay Versus Performance

Compensation Actually Paid vs. Net Income
Relationships Between Compensation Actually Paid and TSR, Net Income and Adjusted EBITDA
In accordance with SEC rules, the Company is providing the following depictions of the relationships between information presented in the Pay Versus Performance table.
Pay Versus Performance

Compensation Actually Paid vs. Company Selected Measure
Relationships Between Compensation Actually Paid and TSR, Net Income and Adjusted EBITDA
In accordance with SEC rules, the Company is providing the following depictions of the relationships between information presented in the Pay Versus Performance table.
Pay Versus Performance

Total Shareholder Return Vs Peer Group
Relationships Between Compensation Actually Paid and TSR, Net Income and Adjusted EBITDA
In accordance with SEC rules, the Company is providing the following depictions of the relationships between information presented in the Pay Versus Performance table.
Pay Versus Performance

Tabular List, Table
The most important financial performance measures used by the Company to link executive Compensation Actually Paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
Adjusted EBITDA	Adjusted EBITDA is the primary metric in our Annual and Long-Term incentive plans
Relative Total Stockholder Return	Relative TSR is a component of our Long-Term Incentive plan
In addition to these financial performance measures, the Company views stock price as a key driver of value for all of our equity awards and in particular SARs, which have no value unless the stock price appreciates from the date of grant. We also align compensation with achievement of our key growth priorities as described further under “Compensation Discussion and Analysis – Annual Incentives” above.

Total Shareholder Return Amount			$ 152.02	99.32	109.56	87.47
Peer Group Total Shareholder Return Amount			111.92	67.29	88.83	74.12
Net Income (Loss)			$ 3,083,000,000	$ 2,358,000,000	$ 1,099,000,000	$ (267,000,000)
Company Selected Measure Amount			4,656,000,000	3,853,000,000	2,278,000,000	1,147,000,000
PEO Name	Mr. Sorenson	Mr. Capuano	Mr. Capuano	Mr. Capuano		Mr. Sorenson
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(7)
Adjusted EBITDA under the Annual Incentive Plan is calculated in the same manner as the non-GAAP measure that Marriott reports to investors as Adjusted EBITDA (as described in Exhibit A), subject to certain additional adjustments, if applicable for such year as detailed within the “Compensation Discussion and Analysis – Annual Incentives” above.

Measure:: 2
Pay vs Performance Disclosure
Name			Relative Total Stockholder Return
Mr Capuano [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 22,664,045	$ 18,715,093	$ 18,391,882
PEO Actually Paid Compensation Amount			55,505,310	$ 18,024,813	24,543,932
Mr Sorenson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					12,278,151	$ 8,926,356
PEO Actually Paid Compensation Amount					$ 12,783,673	$ 5,466,550
PEO | Mr Capuano [Member] | Value of Stock Awards and SAR Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,682,678)
PEO | Mr Capuano [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,868,559
PEO | Mr Capuano [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,436,802
PEO | Mr Capuano [Member] | Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,218,582
Non-PEO NEO | Value of Stock Awards and SAR Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,119,601)
Non-PEO NEO | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,454,581
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,537,691
Non-PEO NEO | Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 985,926